Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful Lives of Leased Real Estate and Leasehold Improvements (Detail)	12 Months Ended
Dec. 31, 2018
Buildings and building improvements | Minimum
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful life	20 years
Buildings and building improvements | Maximum
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful life	40 years
Land improvements | Minimum
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful life	10 years
Land improvements | Maximum
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful life	20 years
Furniture, fixtures and equipment | Minimum
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment | Maximum
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful life	20 years